Other financial assets - current - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Restricted bank deposits held as security in relation to interest and repayment of borrowings	₨ 2,996.9	₨ 2,509.3
Restricted bank deposits [Member]
Disclosure of financial assets [line items]
Restricted bank deposits pledged till the maturity of the respective borrowings	₨ 1,015.1	₨ 942.7